CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Share Capital CNY	Additional Paid-in Capital CNY	Repurchased Shares to be Cancelled, at Cost CNY	Statutory Reserve CNY	Accumulated Other Comprehensive Income CNY	Retained Earnings CNY	Total Comprehensive Income CNY
Balance at Dec. 31, 2008		388,042,600	4,893,500	330,214,330		25,000,000		27,934,770
Balance (in shares) at Dec. 31, 2008			716,375,000
Share-based compensation (Note 14)		2,139,736		2,139,736
Net income		86,465,670						86,465,670	86,465,670
Total comprehensive income									86,465,670
Balance at Dec. 31, 2009		476,648,006	4,893,500	332,354,066		25,000,000		114,400,440
Balance (in shares) at Dec. 31, 2009			716,375,000
Stock dividends (Note 12) (in shares)			71,637,500
Stock dividends (Note 12)			485,702	27,773,338				(28,259,040)
Share-based compensation (Note 14)		1,478,226		1,478,226
Ordinary shares issued upon exercise of employee stock options (Note 14) (in shares)			319,860
Ordinary shares issued upon exercise of employee stock options (Note 14)		132,507	2,119	130,388
Repurchase of ordinary shares to be cancelled (Note 12) (in shares)					(13,860,000)
Repurchase of ordinary shares to be cancelled (Note 12)		(9,529,124)			(9,529,124)
Net income		39,892,702						39,892,702	39,892,702
Total comprehensive income									39,892,702
Balance at Dec. 31, 2010		508,622,317	5,381,321	361,736,018	(9,529,124)	25,000,000		126,034,102
Balance (in shares) at Dec. 31, 2010			788,332,360		(13,860,000)
Share-based compensation (Note 14)		1,691,285		1,691,285
Ordinary shares issued upon exercise of employee stock options (Note 14) (in shares)			2,366,160
Ordinary shares issued upon exercise of employee stock options (Note 14)		926,874	15,239	911,635
New additional repurchased ordinary shares (Note 12) (in shares)					(27,096,000)
New additional repurchased ordinary shares (Note 12)		(12,477,441)			(12,477,441)
Cancellation of repurchased ordinary shares(Note 12) (in shares)			(40,956,000)		40,956,000
Cancellation of repurchased ordinary shares(Note 12)			(264,026)	(21,742,539)	22,006,565
Unrealized holding gains on available-for-sale securities		13,900					13,900		13,900
Dividend distribution (Note 12)		(363,734,239)		(237,700,137)				(126,034,102)
Net income	2,388,434	15,032,567						15,032,567	15,032,567
Total comprehensive income									15,046,467
Balance at Dec. 31, 2011	$ 23,844,558	150,075,263	5,132,534	104,896,262		25,000,000	13,900	15,032,567
Balance (in shares) at Dec. 31, 2011			749,742,520